LOANS - Schedule of Loans Held for Sale (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) loan	Dec. 31, 2024 USD ($) loan	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB		$ 389,107		$ 253,860
Carrying Value	$ 389,032	395,922	$ 468,142	255,516	$ 245,890
Loans Held For Investment		0		67,985
Loans held for investment		$ 0		61,337
Loan Count | loan		0
Loans held-for-sale, nonaccrual	900	$ 1,200		1,400
Loans held for sale, fair value, nonaccrual status	600	800		800
Loans Held for Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB	377,872	389,107		255,516
Carrying Value	$ 389,032	$ 395,922
Loan Count | loan	7,009	5,141
HELOC loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held For Investment		$ 0
Loans held for investment		$ 0		61,337
Loan Count | loan		0
HELOC loans | Loans Held for Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB	$ 311,672	$ 359,155		244,670
Carrying Value	$ 323,184	$ 366,154
Loan Count | loan	6,191	4,582
Personal loans | Loans Held for Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB	$ 63,185	$ 24,975		0
Carrying Value	$ 62,935	$ 24,975
Loan Count | loan	645	233
Other | Loans Held for Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB	$ 3,015	$ 4,977		$ 10,846
Carrying Value	$ 2,913	$ 4,793
Loan Count | loan	173	326